(39) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	R$ 1,937,163	R$ 1,891,457	R$ 3,249,642	R$ 6,164,997
Income tax and social contribution recoverable	101,528	67,966
Other taxes recoverable	331,428	287,517
Other receivables	648,161	811,005
Total current assets	10,340,630	9,402,316
Escrow deposits	757,370	854,374
Deferred tax assets	1,064,716	956,380
Other receivables	736,019	927,440
Investments	997,997	980,362
Property, plant and equipment	9,083,710	9,456,614	9,787,125	9,712,998
Intangible assets	9,320,953	9,462,935	10,589,824	10,775,613
Total noncurrent assets	33,737,664	32,809,214
Total assets	44,078,293	42,211,530
LIABILITIES
Trade payables	3,260,180	2,398,085
Income tax and social contribution payable	218,961	100,450
Other taxes, fees and contributions	741,536	664,989
Dividends	668,859	532,608
Other payables	1,094,269	979,296
Total current liabilities	10,065,908	8,415,132
Debentures	7,863,696	8,023,493
Other payables	759,331	475,396
Total noncurrent liabilities	20,729,147	21,264,015
Equity	12,994,381	10,262,749
Total liabilities and equity	44,078,293	42,211,530
Unconsolidated [Member]
ASSETS
Cash and cash equivalents	33,909	79,364	R$ 6,581	R$ 64,973
Dividends and interest on capital	816,205	701,731
Income tax and social contribution recoverable	78	9,441
Other taxes recoverable	58,947	8,646
Other receivables	400	417
Total current assets	909,539	799,599
Intragroup loans	424,387	72,933
Escrow deposits	453	703
Deferred tax assets	85,474	112,522
Other receivables	3,960	4,863
Investments	12,327,132	9,816,139
Property, plant and equipment	2,226	1,087
Intangible assets	120	110
Total noncurrent assets	12,843,753	10,008,356
Total assets	13,753,291	10,807,954
LIABILITIES
Trade payables	4,698	2,854
Income tax and social contribution payable	40,629	8,261
Other taxes, fees and contributions	25,315	5,258
Dividends	645,737	491,602
Other payables	22,318	23,405
Total current liabilities	738,697	531,380
Debentures	123	241
Provision for tax, civil and labor risks	20,090	13,584
Other payables	20,213	13,825
Total noncurrent liabilities	12,994,381	10,262,749
Equity	R$ 13,753,291	R$ 10,807,954